Operating Lease - Schedule of Maturities of Operating Lease Liabilities (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 1,178,387
2025	1,011,618
Total undiscounted lease payments	2,190,005
Less: imputed interest	(86,344)
Total operating lease liabilities	$ 2,103,661	$ 1,603,064